Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory [Abstract]
Fuel	$ 180	$ 235
Raw Materials	216	215
Emission Credits	22	22
Inventory, Net, Total	$ 418	$ 472